Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Vessels operating expenses - related party	$ 1,334,173	$ 1,151,948	$ 512,579
Due to related parties	42,489	40,266
Due from related parties	3,427,398	3,059,450
Crewcare Inc. Manning Agency Agreements
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Vessels operating expenses - related party	196,321	192,971	188,527
Due from related parties	42,489	40,266
Crewcare Inc. Cadetship Program Agreement
Related Party Transaction [Line Items]
One-off recruitment fees per cadet employee	5,000
Vessels operating expenses - related party	165,000	15,000
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 0	$ 34,458	$ 34,458